UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2002
                                                ----------------------------

Check here if Amendment [   X]; Amendment Number:  1
                                                  -----
   This Amendment (Check only one.):  [ X] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      High Rise Capital Management, L.P.
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Address:   535 Madison Avenue  26th Floor
           --------------------------------------------------
           New York, NY  10022
           --------------------------------------------------

           --------------------------------------------------
Form 13F File Number:      028-06739
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David O Connor
           --------------------------------------------------
Title:     Managing Member of General Partner
           --------------------------------------------------
Phone:     212-421-7548
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ David O Connor          New York, New York         02/12/03
       ------------------------   ------------------------------  ----------






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Report Type (Check only one.):

[ X ) 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ) 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   )  13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            24
                                               -------------

Form 13F Information Table Value Total:           $318,290
                                               -------------
                                                (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


028-07388 Folksamerica
028-01681 White Mountain Insurance Group Ltd.











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
          Column 1          Column   Column 3   Column 4    Column 5             Column 6  Column 7 Column 8
          Name of           Title of              Value     Shrs of    SH/ PUT/Investment    Other
           Issuer            Class    CUSIP     (x1000)      PRN AMT   PRN CALL Discretion Managers Sole Shared None

ALEXANDERS INC.             COM       014752109   3,079       47,700               Sole             Sole
AMERICAN LD LEASE INC       COM       027118108     158       11,200               Sole             Sole
AMLI RESIDENTIAL PPTYS TR   SH BEN    001735109   7,480      351,500               Sole             Sole
ARCHSTONE-SMITH TRUST       COM       039583109  28,959    1,230,200               Sole             Sole
ATLANTIC REALTY TRUST       COM       048798102     814       83,500               Sole             Sole
AVALONBAY COMMUNITIES INC   COM       053484101  21,715      554,800               Sole             Sole
BOCA RESORTS INC            CL A     09688T106      883       82,500               Sole             Sole
COUSINS PPTYS INC           COM       222795106  14,825      600,200               Sole             Sole
EQUITY OFFICE PROP TR       COM       294741103  15,987      640,003               Sole             Sole
EQUITY RESIDENTIAL          COM      29476L107   32,863    1,337,000               Sole             Sole
FAIRMONT HOTELS & RESORTS   COM       305204109   2,331       99,000               Sole             Sole
FLORIDA EAST COAST INDS     CL B      340632207   1,428       64,700               Sole             Sole
GABLES RESIDENTIAL TR       SH BEN    362418105  22,928      919,700               Sole             Sole
INTERSTATE HOTELS & RESRTS  COM      46088S106    3,604      750,776               Sole             Sole
MANUFACTURED HOME CMNTYS    COM       564682102      24          800               Sole             Sole
POST PROPERTIES INC         COM       737464107  29,237    1,223,300               Sole             Sole
PROLOGIS TR                 COM       743410102  25,404    1,010,100               Sole             Sole
RECKSON ASSOC REALTY CORP   CL B     75621K304    1,344       60,000               Sole             Sole
RECKSON ASSOCIATES REALTY   COM      75621K106   22,945    1,090,000               Sole             Sole
SHURGARD STORAGE CENTERS    COM      82567D104   40,269    1,284,900               Sole             Sole
STRATUS PPTYS INC           COM       863167201     397       43,100               Sole             Sole
SUMMIT PROPERTIES INC       COM       866239106  17,658      992,000               Sole             Sole
TRIZEC PROPERTIES INC       COM      89687P107   11,498    1,224,500               Sole             Sole
VORNADO REALTY TRUST        COM       929042109  12,462      335,000               Sole             Sole
